Financial income - Additional information (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2024 EUR (€)	Jun. 30, 2023 EUR (€)	Jun. 30, 2024 EUR (€)	Jun. 30, 2023 EUR (€)	Dec. 31, 2023 $ / €
Financial income
Exchange differences	€ 1,593,000	€ 222,000	€ 2,498,000	€ 430,000
Closing rate of USD/EUR	1.07100		1.07100		1.103765
Interest income on term accounts.	€ 472,000		€ 1,000,000.0